NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Accumulated deficit	$ (94,636)	$ (91,612)
Net loss for the year	3,024	983	$ 1,711
Cash used in operating activities	2,078	1,181	1,621
Cash and cash equivalents	842	$ 701	$ 1,812	$ 47
Working capital	$ 522